Stockholders' Equity (Details Textual) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 07, 2015	Aug. 03, 2015	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2015	Mar. 21, 2014
Stockholders' Equity (Textuals)
Preferred stock authorized				25,000,000	25,000,000
Preferred stock par value				$ 0.001	$ 0.001
Issuances of stock value				$ 10,000	$ 410,000
Private placement offering in units					2,705,000
Private placement offering, description					Also during the period ended December 31, 2015, the Company completed a closing of a private placement offering (the ''Offering'') of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company's common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company's common stock and have a maturity of 3 years.
Proceeds from issuance of warrant					$ 541,000
Proceeds from issuance of derivative warrants liabilities					332,570
Intrinsic value of options outstanding					0
Intrinsic value of options exercisable					$ 0
Common stock authorized				100,000,000	100,000,000
Common stock par value				$ 0.001	$ 0.001
Common stock issued to founders				$ 43,005
Board of Directors Chairman [Member]
Stockholders' Equity (Textuals)
Preferred stock authorized					25,000,000
Preferred stock par value					$ 0.001
Hygrow [Member]
Stockholders' Equity (Textuals)
Common stock issued for acquisition					300,000
Onelove Acquisition [Member]
Stockholders' Equity (Textuals)
Common stock issued for acquisition					1,450,000
Warrants [Member]
Stockholders' Equity (Textuals)
Shares issued for services, price per share			$ 0.40
Private placement offering in units			2,250,000
Private placement offering, description			Each warrant is callable by the Company upon the Company's common stock trading at $0.60 or higher for 20 consecutive days.
Warrants exercisable price				$ 0.40	$ 0.40
Common Stock [Member]
Stockholders' Equity (Textuals)
Shares issued for services				1,000,000	4,217,933
Shares issued for services, price per share			$ 0.20		$ 0.20	$ 0.001
Issuances of stock value				$ 1,000	$ 4,218
Private placement offering in units			2,250,000
Common stock issued to founders, shares				43,005,000
Common stock issued to founders				$ 43,005
Advisory fee under credit agreement	$ 325,000
Common stock to creditor	2,167,933
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders' Equity (Textuals)
Shares issued for services		600,000
Shares issued for services, price per share		$ 0.20
Issuances of stock value		$ 110,000
Common Stock [Member] | Consultants [Member]
Stockholders' Equity (Textuals)
Shares issued for services					1,500,000
Shares issued for services, price per share					$ 0.20
Issuances of stock value					$ 300,000